Cash And Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash	$ 1,285	$ 1,184
Cash equivalents	936	1,488
Cash and cash equivalents	$ 2,221	$ 2,672	$ 3,016